Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash and cash equivalents	$ 849,757	$ 2,846,224
Accounts receivable, net	3,730,173	3,729,106
Materials and supplies	893,672	760,781
Gas in storage	11,402,990	10,316,240
Prepaid income taxes	1,144,214	836,966
Deferred income taxes	1,704,320	2,852,073
Under-recovery of gas costs	180,831	0
Other	1,104,660	866,646
Total current assets	21,010,617	22,208,036
UTILITY PROPERTY:
In service	155,360,200	144,388,721
Accumulated depreciation and amortization	(50,645,642)	(48,653,487)
In service, net	104,714,558	95,735,234
Construction work in progress	4,029,019	2,001,315
Utility plant, net	108,743,577	97,736,549
OTHER ASSETS:
Regulatory assets	9,273,389	4,474,111
Other	293,139	108,005
Total other assets	9,566,528	4,582,116
TOTAL ASSETS	139,320,722	124,526,701
LIABILITIES AND STOCKHOLDERS’ EQUITY
Borrowings under line-of-credit	9,045,050	0
Note payable	0	15,000,000
Dividends payable	873,326	847,736
Accounts payable	5,367,299	5,723,107
Customer credit balances	1,373,927	1,277,515
Customer deposits	1,492,150	1,476,451
Accrued expenses	2,200,882	2,118,182
Over-recovery of gas costs	0	1,027,303
Fair value of marked-to-market transactions	0	1,986,695
Total current liabilities	20,352,634	29,456,989
LONG-TERM DEBT	30,500,000	13,000,000
DEFERRED CREDITS AND OTHER LIABILITIES:
Asset retirement obligations	4,802,015	4,525,355
Regulatory cost of retirement obligations	8,575,147	8,180,173
Benefit plan liabilities	8,459,436	5,582,073
Deferred income taxes	14,610,643	14,276,596
Deferred investment tax credits	0	3,093
Total deferred credits and other liabilities	36,447,241	32,567,290
COMMITMENTS AND CONTINGENCIES (Note 9)
Stockholders’ Equity:
Common Stock, $5 par value; authorized 10,000,000 shares; issued and outstanding 4,720,378 and 4,709,326 shares in 2014 and 2013, respectively	23,601,890	23,546,630
Preferred stock, no par; authorized 5,000,000 shares; no shares issued and outstanding in 2014 and 2013	0	0
Capital in excess of par value	8,237,228	8,003,787
Retained earnings	21,321,055	20,103,239
Accumulated other comprehensive loss	(1,139,326)	(2,151,234)
Total stockholders’ equity	52,020,847	49,502,422
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 139,320,722	$ 124,526,701